Revenues - Disaggregation Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation Of Revenue [Line Items]
Net revenues	$ 347,652	$ 462,659	$ 457,786	$ 448,742	$ 384,457	$ 427,898	$ 418,498	$ 419,800	$ 361,026	$ 754,221	$ 833,199	$ 1,753,644	$ 1,627,222	$ 1,541,260
Billboard Advertising [Member]
Disaggregation Of Revenue [Line Items]
Net revenues	312,095			393,798						667,400	729,993	1,537,542	1,412,978	1,340,422
Logo Advertising [Member]
Disaggregation Of Revenue [Line Items]
Net revenues	21,053			21,811						42,445	41,723	84,201	84,424	82,936
Transit Advertising [Member]
Disaggregation Of Revenue [Line Items]
Net revenues	$ 14,504			$ 33,133						$ 44,376	$ 61,483	$ 131,901	$ 129,820	$ 117,902